Operating Segment Analysis	12 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Operating Segment Analysis	Operating Segment Analysis
Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding on how to allocate resources and in assessing performance. The Company’s CODM is considered to be the Company’s Chief Executive Officer (“CEO”). The CEO reviews financial information presented on a Group level basis for the purposes of making operating decisions and assessing financial performance. Therefore, the Group has determined that it operates in a single operating and reportable segment.
Geographical Information of Group’s Non-Current Assets

Geographical information about the Group's non-current assets (excluding deferred tax asset) is based on locations where the assets are accumulated:

	2024 £’000	2023(2) £'000
United Kingdom	£35,214	£33,412
North America	231,911	66,621
Europe	162,933	169,126
RoW (1)	297,894	131,829
Total	£727,952	£400,988
(1) Rest of World (RoW)
(2) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).